Stock Based Compensation - Stock Options - Additional Information (Detail) - Employee and Nonemployee Stock Options - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation
Aggregate intrinsic value of stock options exercised	$ 11.3	$ 6.3	$ 10.1	$ 1.5	$ 0.5
Grant date fair value of options vested	$ 6.1	$ 2.7	$ 8.2	$ 3.9	$ 1.8
Weighted-average grant date fair value of options granted (in dollars per share)	$ 5.52	$ 3.82	$ 4.30	$ 2.88	$ 1.93